CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014
Revenues:
Casino	$ 869,727	$ 866,177	$ 817,276
Rooms	20,881	21,761	22,999
Food, beverage, pari-mutuel and other	111,636	114,556	110,743
Gross revenues	1,002,244	1,002,494	951,018
Less promotional allowances	(170,508)	(179,656)	(171,522)
Net revenues	831,736	822,838	779,496
Operating expenses:
Casino	124,125	126,902	123,702
Gaming taxes	221,188	219,941	206,360
Rooms	5,349	5,231	5,216
Food, beverage, pari-mutuel and other	43,179	43,292	40,663
Marine and facilities	42,886	44,345	44,145
Marketing and administrative	183,262	186,689	185,892
Corporate and development	29,067	29,088	28,455
Valuation charges		9,000	127,353
Litigation accrual reversals			(9,330)
Preopening expense	153		3,898
Depreciation and amortization	69,461	65,141	65,966
Total operating expenses	718,670	729,629	822,320
Operating income (loss)	113,066	93,209	(42,824)
Interest expense	(68,025)	(84,116)	(81,342)
Interest income	308	369	347
Loss on early extinguishment of debt	(2,966)	(13,757)
Derivative income			398
Income (loss) from continuing operations before income taxes	42,383	(4,295)	(123,421)
Income tax (provision) benefit	(4,178)	(473)	18,066
Income (loss) from continuing operations	38,205	(4,768)	(105,355)
Income (loss) from discontinued operations, including loss on sale, net of income tax provision of $0, $638 and $799 for the fiscal years ended 2016, 2015 and 2014, respectively	7,999	9,945	(22,331)
Net income (loss) attributable to common stockholders	$ 46,204	$ 5,177	$ (127,686)
Earnings (loss) per common share attributable to common stockholders - basic:
Income (loss) from continuing operations (in dollars per share)	$ 0.94	$ (0.12)	$ (2.65)
Income (loss) from discontinued operations including gain on sale, net of income taxes (in dollars per share)	0.20	0.25	(0.56)
Net income (loss) attributable to common stockholders (in dollars per share)	1.14	0.13	(3.21)
Earnings (loss) per common share attributable to common stockholders - diluted
Income (loss) from continuing operations (in dollars per share)	0.92	(0.12)	(2.65)
Income (loss) from discontinued operations including gain on sale, net of income taxes (in dollars per share)	0.20	0.25	(0.56)
Net income (loss) attributable to common stockholders (in dollars per share)	$ 1.12	$ 0.13	$ (3.21)
Weighted average basic shares (in shares)	40,690,929	39,955,735	39,731,766
Weighted average diluted shares (in shares)	41,323,473	39,955,735	39,731,766